Trade accounts receivable - net - Summary of Past Due Balances of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivables past due from 1 to 30 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 145,488	$ 198,096	$ 124,985
Accounts receivables past due 31 to 60 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	48,995	58,208	48,939
Accounts receivables past due 61 to 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	31,384	22,496	17,409
Accounts receivables past due more than 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	330	1,511	5,967
Aggregate past due [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 226,197	$ 280,311	$ 197,300